Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Product revenues	$ 2,914,774	$ 1,170,679
Development service revenues	283,764	541,182
Other service revenues	82,037
Related party license revenues	650,000	3,346,374
Total revenues	3,930,575	5,058,235
Costs and operating expenses:
Cost of product revenues	1,421,148	555,703
Research and development:
Research and development costs	2,922,912	2,484,503
Reversal of research and development obligation		(882,537)
Selling, general, and administrative	7,061,286	6,029,844
Total costs and operating expenses	11,405,346	8,187,513
Operating loss	(7,474,771)	(3,129,278)
Other income (expense):
Gain (loss) on change in fair value of deriviative liabilities	1,686,478	(171,371)
Gain on forgiveness of amounts in accounts payable	477,263
Loss on note payable modification	(1,356,177)
Other income, net	56,228	3,586
Interest income	24,544	14,152
Interest expense	(499,839)	(2,594,807)
Net loss	$ (7,086,274)	$ (5,877,718)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.12)	$ (0.15)
Weighted average shares outstanding:
Basic and diluted (in Shares)	57,261,713	40,374,048